CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stock Options Oustanding [Table Text Block]
Number of	Exercise	Expiry Date
Options	Price

108,000	$0.75	June 7, 2013
42,000	$1.00	June 7, 2013
100,000	$1.85	July 1, 2014
324,000	$0.70	May 1, 2016
270,000	$0.75	March 5, 2017
162,000	$0.75	March 12, 2017
108,000	$1.00	January 25, 2020
216,000	$1.00	February 1, 2020
228,000	$1.00	June 1, 2020
90,000	$1.15	July 1, 2020
56,000	$1.98	February 15, 2021
145,000	$1.95	March 1, 2021
108,000	$1.85	June 10, 2021
682,000	CDN$0.85	December 31, 2022

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2012		2011
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price	Options	Exercise Price

Outstanding, beginning of year	2,067,000	$1.07	1,788,000	$0.88
Granted	682,000	0.85	409,000	1.90
Exercised	(110,000)	1.00	—	—
Cancelled/Expired	—	—	(130,000)	1.05

Outstanding, end of year	2,639,000	$1.02	2,067,000	$1.07

Exercisable, end of year	2,552,000	$1.00	1,749,500	$0.99

Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]
	2012	2011

Risk-free interest rate	1.75%	1.75%
Expected life	7.5 years	3 years
Annualized volatility	83.64	95.34
Dividend rate	—	—

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Warrants	Exercise Price	Expiry Date

964,500	CAD$1.00	December 21, 2014

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	2012		2011

Balance, beginning of year	566,482	CAD$1.33	2,439,320	$1.29
Issued	964,500	CAD 1.00	—
Exercised	—		(1,608,038)	1.24
Expired	(566,482)	CAD 1.33	(264,800)	1.49
Balance, end of year	964,500	CAD$1.00	566,482	$1.33